Condensed Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Loans to Related Parties	Accumulated Deficit	IPO	IPO Common Stock	IPO Additional Paid-in Capital	Series E	Series F	Series G	Series H
Beginning balance (in shares) at Dec. 31, 2015	29,423,830
Beginning balance at Dec. 31, 2015	$ 63,746
Preferred Stock
Conversion of convertible notes upon issuance of preferred stock (in shares)	681,164
Conversion of convertible notes upon issuance of preferred stock	$ 4,211
Issuance of preferred stock, net of issuance costs (in shares)									81,521	4,169,426
Issuance of preferred stock, net of issuance costs									$ 297	$ 25,550
Ending balance (in shares) at Dec. 31, 2016	34,355,941
Ending balance at Dec. 31, 2016	$ 93,804
Beginning balance (in shares) at Dec. 31, 2015		4,484,451
Beginning balance at Dec. 31, 2015	(42,843)	$ 1	$ 2,360	$ (951)	$ (44,253)
Common Stock
Net loss	$ (25,149)				(25,149)
Exercise of common stock options (in shares)	793,854	793,854
Exercise of common stock options	$ 684		684
Share-based compensation	735		735
Ending balance (in shares) at Dec. 31, 2016		5,278,305
Ending balance at Dec. 31, 2016	$ (66,573)	$ 1	3,779	(951)	(69,402)
Preferred Stock
Conversion of convertible notes upon issuance of preferred stock (in shares)	1,026,367
Conversion of convertible notes upon issuance of preferred stock	$ 11,123
Issuance of preferred stock, net of issuance costs (in shares)										16,168	3,962,735
Issuance of preferred stock, net of issuance costs										$ 79	$ 43,188
Ending balance (in shares) at Dec. 31, 2017	39,361,211								4,701,449	4,866,758	4,989,102	0
Ending balance at Dec. 31, 2017	$ 148,194								$ 17,214	$ 29,840	$ 54,311	$ 0
Common Stock
Net loss	$ (30,384)				(30,384)
Exercise of common stock options (in shares)	446,201	446,201
Exercise of common stock options	$ 379		379
Share-based compensation	665		665
Ending balance (in shares) at Dec. 31, 2017		5,724,506
Ending balance at Dec. 31, 2017	$ (95,913)	$ 1	4,823	(951)	(99,786)
Preferred Stock
Issuance of preferred stock, net of issuance costs (in shares)	112,945
Issuance of preferred stock, net of issuance costs	$ 1,228
Ending balance (in shares) at Mar. 31, 2018	39,474,156
Ending balance at Mar. 31, 2018	$ 149,422
Common Stock
Net loss	(5,696)				(5,696)
Exercise of common stock options	88
Share-based compensation	260		260
Issuance of common stock through equity incentive plans (in shares)		92,310
Issuance of common stock through equity incentive plans			88
Ending balance (in shares) at Mar. 31, 2018		5,816,816
Ending balance at Mar. 31, 2018	$ (101,261)	$ 1	5,171	(951)	(105,482)
Beginning balance (in shares) at Dec. 31, 2017	39,361,211								4,701,449	4,866,758	4,989,102	0
Beginning balance at Dec. 31, 2017	$ 148,194								$ 17,214	$ 29,840	$ 54,311	$ 0
Ending balance (in shares) at Jun. 30, 2018	39,486,895
Ending balance at Jun. 30, 2018	$ 149,543
Beginning balance (in shares) at Dec. 31, 2017		5,724,506
Beginning balance at Dec. 31, 2017	(95,913)	$ 1	4,823	(951)	(99,786)
Common Stock
Net loss	(13,092)
Issuance of common stock upon conversion of convertible preferred stock	0
Reclassification of warrant liability to additional paid-in capital upon closing of the initial public offering	0
Ending balance (in shares) at Jun. 30, 2018		6,441,227
Ending balance at Jun. 30, 2018	$ (107,424)	$ 1	6,404	(951)	(112,878)
Beginning balance (in shares) at Dec. 31, 2017	39,361,211								4,701,449	4,866,758	4,989,102	0
Beginning balance at Dec. 31, 2017	$ 148,194								$ 17,214	$ 29,840	$ 54,311	$ 0
Preferred Stock
Issuance of preferred stock, net of issuance costs (in shares)											125,684	2,075,216
Issuance of preferred stock, net of issuance costs											$ 1,347	$ 49,999
Ending balance (in shares) at Dec. 31, 2018	41,562,111								4,701,449	4,866,758	5,114,786	2,075,216
Ending balance at Dec. 31, 2018	$ 199,540								$ 17,214	$ 29,840	$ 55,658	$ 49,999
Beginning balance (in shares) at Dec. 31, 2017		5,724,506
Beginning balance at Dec. 31, 2017	(95,913)	$ 1	4,823	(951)	(99,786)
Common Stock
Net loss	$ (29,886)				(29,886)
Exercise of common stock options (in shares)	1,139,962	1,139,962
Exercise of common stock options	$ 1,369		1,369
Share-based compensation	2,241		2,241
Re-purchase of common stock (in shares)		(48,909)
Re-purchase of common stock	(514)		(514)
Grant of restricted stock (in shares)		135,791
Grant of restricted stock	2		2
Adjustments to Loans to Related Parties, Payoff of Promissory Note for Restricted Stock Purchase		$ 951	951
Ending balance (in shares) at Dec. 31, 2018		6,951,350
Ending balance at Dec. 31, 2018	$ (121,750)	$ 1	7,921	0	(129,672)
Beginning balance (in shares) at Mar. 31, 2018	39,474,156
Beginning balance at Mar. 31, 2018	$ 149,422
Preferred Stock
Issuance of preferred stock, net of issuance costs (in shares)	12,739
Issuance of preferred stock, net of issuance costs	$ 121
Ending balance (in shares) at Jun. 30, 2018	39,486,895
Ending balance at Jun. 30, 2018	$ 149,543
Beginning balance (in shares) at Mar. 31, 2018		5,816,816
Beginning balance at Mar. 31, 2018	(101,261)	$ 1	5,171	(951)	(105,482)
Common Stock
Net loss	(7,396)				(7,396)
Exercise of common stock options	783
Share-based compensation	450		450
Issuance of common stock through equity incentive plans (in shares)		624,411
Issuance of common stock through equity incentive plans			783
Ending balance (in shares) at Jun. 30, 2018		6,441,227
Ending balance at Jun. 30, 2018	$ (107,424)	$ 1	6,404	(951)	(112,878)
Beginning balance (in shares) at Dec. 31, 2018	41,562,111								4,701,449	4,866,758	5,114,786	2,075,216
Beginning balance at Dec. 31, 2018	$ 199,540								$ 17,214	$ 29,840	$ 55,658	$ 49,999
Ending balance (in shares) at Mar. 30, 2019	41,562,111
Ending balance at Mar. 30, 2019	$ 199,540
Beginning balance (in shares) at Dec. 31, 2018		6,951,350
Beginning balance at Dec. 31, 2018	(121,750)	$ 1	7,921	0	(129,672)
Common Stock
Net loss	(6,649)				(6,649)
Exercise of common stock options	366
Share-based compensation	855		855
Issuance of common stock through equity incentive plans (in shares)		169,583
Issuance of common stock through equity incentive plans			366
Ending balance (in shares) at Mar. 30, 2019		7,120,933
Ending balance at Mar. 30, 2019	$ (127,178)	$ 1	9,142		(136,321)
Beginning balance (in shares) at Dec. 31, 2018	41,562,111								4,701,449	4,866,758	5,114,786	2,075,216
Beginning balance at Dec. 31, 2018	$ 199,540								$ 17,214	$ 29,840	$ 55,658	$ 49,999
Ending balance (in shares) at Jun. 29, 2019	0								0	0	0	0
Ending balance at Jun. 29, 2019	$ 0								$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 31, 2018		6,951,350
Beginning balance at Dec. 31, 2018	(121,750)	$ 1	7,921	$ 0	(129,672)
Common Stock
Net loss	$ (16,090)
Exercise of common stock options (in shares)	294,335
Issuance of common stock upon conversion of convertible preferred stock	$ 199,540
Reclassification of warrant liability to additional paid-in capital upon closing of the initial public offering	14,421
Ending balance (in shares) at Jun. 29, 2019		60,167,521
Ending balance at Jun. 29, 2019	$ 331,785	$ 6	477,541		(145,762)
Beginning balance (in shares) at Mar. 30, 2019	41,562,111
Beginning balance at Mar. 30, 2019	$ 199,540
Preferred Stock
Issuance of common stock upon conversion of convertible preferred stock (in shares)	41,562,111
Issuance of common stock upon conversion of convertible preferred stock	$ 199,540
Ending balance (in shares) at Jun. 29, 2019	0								0	0	0	0
Ending balance at Jun. 29, 2019	$ 0								$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 30, 2019		7,120,933
Beginning balance at Mar. 30, 2019	(127,178)	$ 1	9,142		(136,321)
Common Stock
Net loss	(9,441)				(9,441)
Exercise of common stock options	167
Share-based compensation	1,823		1,823
Issuance of common stock upon conversion of convertible preferred stock (in shares)		41,562,111					11,068,750
Issuance of common stock upon conversion of convertible preferred stock	199,540	$ 4	199,536			$ 252,453	$ 1	$ 252,452
Issuance of common stock upon exercise of common stock warrants (in shares)		214,875
Issuance of common stock upon exercise of common stock warrants	0
Reclassification of warrant liability to additional paid-in capital upon closing of the initial public offering	14,421		14,421
Issuance of common stock through equity incentive plans (in shares)		200,852
Issuance of common stock through equity incentive plans			167
Ending balance (in shares) at Jun. 29, 2019		60,167,521
Ending balance at Jun. 29, 2019	$ 331,785	$ 6	$ 477,541		$ (145,762)